Unaudited Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Cash flows from operating activities
Net income (loss)	$ 990,049	$ (1,902,348)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation	404,097	427,005
Amortization of operating lease right-of-use assets		11,583
Amortization of intangible assets - land use rights	50,264	50,521
Allowance for current expected credit losses	5,200	48,833
(Gain) loss on disposals of property and equipment	(27,287)	76,901
Share-based compensation		1,968,000
Write off of construction costs		28,767
Change in inventory reserve	13,146
Deferred tax provision (benefit)	(6,645)	1,964
Changes in operating assets and liabilities:
Accounts receivable	(3,101,666)	(588,655)
Notes receivable	(314,545)	(1,663,623)
Inventories	840,632	(22,695)
Prepaid expense and other current assets	603,865	502,043
Due to related parties	56,221	(31,246)
Accounts payable	254,684	(77,259)
Accrued expenses and other payables	(124,575)	(30,113)
Income tax payable	134,711	(18,031)
Deferred revenue	(54,357)
Net cash used in operating activities	(276,206)	(1,218,353)
Cash flows from investing activities
Purchase of property and equipment	(100,193)	(109,325)
Prepayments for purchase of Yingxuan Assets		(277,196)
Proceeds from sale of property and equipment	41,368	2,772
Net cash used in investing activities	(58,825)	(383,749)
Cash flows from financing activities
Payments for financing liabilities		(33,264)
Payments for finance leases		(43,949)
Proceeds from related party loans	1,061,776	1,406,772
Repayments to related party loans	(580,133)	(1,038,298)
Borrowings from short-term loans	2,206,288	2,773,281
Repayments of short-term loans	(2,369,987)	(1,719,935)
Borrowings from long-term loans		415,795
Repayments of long-term loans		(23,958)
Net cash provided by financing activities	317,944	1,736,444
Effect of exchange rate changes on cash, cash equivalents and restricted cash	17,185	(19,592)
Net change in cash, cash equivalents and restricted cash	98	114,750
Cash, cash equivalents and restricted cash, beginning of the period	924,786	815,669
Cash, cash equivalents and restricted cash, end of the period	924,884	930,419
Reconciliation of cash, cash equivalents and restricted cash, beginning of the period
Cash, cash equivalents	909,716	775,686
Restricted cash	15,070	39,983
Cash, cash equivalents and restricted cash, beginning of the period	924,786	815,669
Reconciliation of cash, cash equivalents and restricted cash, end of the period
Cash and cash equivalents	923,333	930,419
Restricted cash	1,551
Cash, cash equivalents and restricted cash, end of the period	924,884	930,419
Supplemental disclosure of cash flow information:
Cash paid for interest expense	167,287	304,769
Cash paid for income taxes	40,819	27,589
Non-cash investing and financing activities
Property, plant and equipment transferred from construction in progress	232,473
Property, plant and equipment acquired in exchange of notes receivable	38,921
Right-of-use assets transferred to property and equipment upon exercise of purchase option		645,402
Prepayments applied to property and equipment acquired	16,547	83,833
Property and equipment acquired on credit as liabilities	$ 3,023